Class A C R R6 Y [Member] N-1A Cover	Oct. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	PUTNAM CONVERTIBLE SECURITIES FUND
Entity Central Index Key	0000081247
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Prospectus Date	Mar. 01, 2026